UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	1/31/2011

Item 1.	Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of January 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 88.1%
Air Freight & Logistics — 2.1%
United Parcel Service, Inc. (Class B Stock)	331,236	$23,723,122

Airlines — 1.0%
Ryanair Holdings PLC, ADR (Ireland)(a)	367,520	11,231,411

Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The)	47,044	7,697,339

Chemicals — 0.7%
Scotts Miracle-Gro Co. (The) (Class A Stock)	162,089	8,375,139

Commercial Services & Supplies — 2.2%
IESI-BFC Ltd. (NYSE) (Canada)	873,614	20,748,333
IESI-BFC Ltd. (TSX) (Canada)	144,700	3,439,217

		24,187,550

Communications Equipment — 2.6%
QUALCOMM, Inc.	532,546	28,826,715

Construction & Engineering — 0.9%
Ferrovial SA (Spain)	868,965	10,301,991

Construction Materials — 1.8%
Lafarge SA (France)	339,222	20,098,896

Diversified Financial Services — 2.8%
JPMorgan Chase & Co.	645,556	29,011,287
TCW Energy Partners LLC, 144A (original cost $2,000,000; purchased 12/14/07)(b)(d)	100,000	1,899,564

		30,910,851

Diversified Telecommunication Services — 7.2%
Alaska Communications Systems Group, Inc.	210,660	1,938,072
AT&T, Inc.	723,445	19,909,206
CenturyLink, Inc.(a)	252,824	10,932,110
City Telecom HK Ltd., ADR (Hong Kong)(a)	1,047,290	14,651,587
Consolidated Communications Holdings, Inc.	321,250	5,702,187
Frontier Communications Corp.	2,512,610	23,040,634
Otelco, Inc. (One Share of Class A Common Stock and $7.50 Principal amount of 13% senior subordinated notes due 2019), IDS	202,498	3,883,912

		80,057,708

Electric Utilities — 1.5%
FirstEnergy Corp.	432,764	16,929,728

Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	89,095	4,995,557

Food Products — 6.9%
B&G Foods, Inc.(a)	1,211,702	16,273,158
Bunge Ltd. (Bermuda)	239,200	16,282,344
Kraft Foods, Inc. (Class A Stock)	509,156	15,564,899
Smucker, (J.M.) Co. (The)	145,044	9,015,935
Tate & Lyle PLC (United Kingdom)	2,236,655	19,759,006

		76,895,342

Gas Utilities — 1.6%
ONEOK, Inc.	304,998	17,961,332

Hotels, Restaurants & Leisure — 0.8%
Yum! Brands, Inc.	180,778	8,453,179

Independent Power Producers & Energy Traders — 3.8%
International Power PLC (United Kingdom)	3,946,240	26,726,313
Northland Power, Inc. (Canada)	955,424	15,247,092

		41,973,405

Industrial Conglomerates — 2.6%
Siemens AG, ADR (Germany)(a)	228,690	29,366,083

Internet Software & Services — 1.1%
Rackspace Hosting, Inc.*	354,353	11,874,369

IT Services — 1.9%
International Business Machines Corp.	132,427	21,453,174

Machinery — 0.4%
New Flyer Industries, Inc. (One Share of Common Stock and $5.53 Principal amount of 14% subordinated notes), IDS (Canada)	421,800	4,915,770

Media — 4.3%
Cinemark Holdings, Inc.	698,509	11,839,728
Comcast Corp. (Class A Stock)	536,747	12,210,994
Lagardere SCA (France)	230,648	10,264,812
News Corp. (Class A Stock)	937,123	14,075,587

		48,391,121

Multi-Utilities — 5.5%
CenterPoint Energy, Inc.	1,452,457	23,457,180
National Grid PLC, ADR (United Kingdom)(a)	468,197	21,087,593
NiSource, Inc.	902,508	16,804,699

		61,349,472

Oil, Gas & Consumable Fuels — 10.2%
Baytex Energy Corp. (Canada)	300,497	14,821,538
Bonavista Energy Corp., UTS (Canada)	443,908	13,090,930
Crescent Point Energy Corp. (Canada)	480,997	21,255,422
Crescent Point Energy Corp., 144A (Canada)	52,200	2,306,736
NAL Energy Corp. (Canada)	661,270	8,538,694
NAL Energy Corp., 144A, UTS (Canada)	170,000	2,195,137
Peyto Exploration & Development Corp. (Canada)	388,100	7,305,822
Peyto Exploration & Development Corp., 144A (Canada)	156,000	2,936,635
Provident Energy Ltd. (Canada)	1,437,232	11,612,835
Spectra Energy Corp.	539,032	14,138,809
Targa Resources Corp.*	323,726	9,948,100
Vermilion Energy, Inc. (Canada)	115,505	5,462,942

		113,613,600

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	535,116	13,474,221
Merck & Co., Inc.	260,226	8,631,696
Pfizer, Inc.	614,671	11,199,306

		33,305,223

Real Estate Investment Trusts — 7.2%
Chimera Investment Corp.(a)	2,413,805	10,137,981
Digital Realty Trust, Inc.(a)	224,438	12,209,427
First Potomac Realty Trust	982,214	15,813,645
General Growth Properties, Inc.*	10,815	160,170
HCP, Inc.	305,963	11,348,168
MFA Financial, Inc.	1,851,087	15,123,381
ProLogis	1,090,619	16,272,036

		81,064,808

Road & Rail — 1.6%
J.B. Hunt Transport Services, Inc.	440,313	18,052,833

Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	927,585	19,905,974
Xilinx, Inc.(a)	550,072	17,712,318

		37,618,292

Software — 3.9%
Activision Blizzard, Inc.	1,530,187	17,275,811
Oracle Corp.	829,416	26,566,195

		43,842,006

Tobacco — 3.6%
Altria Group, Inc.	319,065	7,501,218
Imperial Tobacco Group PLC (United Kingdom)	526,009	15,031,717
Lorillard, Inc.	107,923	8,120,127

Philip Morris International, Inc.	166,961	9,556,848

		40,209,910

Transportation Infrastructure — 1.6%
Cia de Concessoes Rodoviarias (Brazil)	645,000	17,810,582

Wireless Telecommunication Services — 0.8%
Millicom International Cellular SA (Luxembourg)(a)	98,700	9,203,775

TOTAL COMMON STOCKS (cost $909,602,649)		984,690,283

PREFERRED STOCKS — 6.6%
Commercial Banks — 0.4%
National Bank of Greece SA, Series A, 9.00%(a)	212,309	4,193,103

Diversified Financial Services — 2.8%
Citigroup, Inc., CVT, 7.50%	226,290	31,142,030

Electric Utilities — 0.9%
Great Plains Energy, Inc., CVT, 12.00%	164,933	10,687,658

Leisure Equipment & Products — 0.9%
Callaway Golf Co., Series B, 144A, CVT, 7.50%(b)	46,500	5,696,250
Callaway Golf Co., Series B, CVT, 7.50%(b)	34,120	4,179,700

		9,875,950

Oil, Gas & Consumable Fuels — 0.8%
Whiting Petroleum Corp., CVT, 6.25%	28,902	8,677,825

Real Estate Investment Trusts — 0.8%
DuPont Fabros Redeemable Perpetual, 7.875%*	345,000	8,638,800

TOTAL PREFERRED STOCKS (cost $67,629,471)		73,215,366

	Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BONDS — 2.4%
Communications Equipment — 1.0%
GS Juniper Networks Notes, 144A (original cost $6,493,915; purchased 10/27/10)(b)(d)	6.55%	05/03/11	NR	$20,357	7,085,899
MS Juniper Networks, Notes, 144A, MTN (original cost $3,000,000; purchased 02/10/10)(b)(d)	4.42%	02/24/11	NR	12,000	3,909,600

					10,995,499

Investment Banking & Brokerage — 0.7%
GS Dividend Linked Notes, 144A (original cost $7,000,000; purchased 08/06/10)(b)(d)	1.45%	01/04/13	NR	7,000	8,087,789

Wireless Telecommunication Services — 0.7%
SBA Communications Corp., (b)
Notes	4.00%	10/01/14	NR	3,200	4,780,000
Notes, 144A	4.00%	10/01/14	NR	2,000	2,987,500

					7,767,500

TOTAL CONVERTIBLE BONDS (cost $23,054,334)					26,850,788

TOTAL LONG-TERM INVESTMENTS (cost $1,000,286,454)					1,084,756,437

	Shares
SHORT-TERM INVESTMENT — 7.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $87,725,292; includes $46,146,212 of cash collateral for securities on loan)(c)(e)	87,725,292	87,725,292

TOTAL INVESTMENTS(f) — 104.9% (cost $1,088,011,746)(g)		1,172,481,729
Liabilities in excess of other assets — (4.9)%		(54,870,604)

NET ASSETS — 100.0%		$1,117,611,125

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
IDS	Income Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
NYSE	New York Stock Exchange
TSX	Toronto Stock Exchange
UTS	Unit Trust Security

†	The ratings reflected are as of January 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,256,189; cash collateral of $46,146,212 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $18,493,915. The aggregate value of $20,982,852 is approximately 1.9% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	As of January 31, 2011, 1 security representing $1,899,564 and 0.2% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(g)	The United States federal income tax basis of the Schedule of Investments was $1,088,115,762; accordingly, net unrealized appreciation on investments for federal income tax purposes was $84,365,967 (gross unrealized appreciation $93,581,155; gross unrealized depreciation $9,215,188). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$982,790,719	$—	$1,899,564
Preferred Stocks	73,215,366	—	—
Convertible Bonds	—	26,850,788	—
Affiliated Money Market Mutual Fund	87,725,292	—	—

Total	$1,143,731,377	$26,850,788	$1,899,564

Prudential Mid-Cap Value Fund

Schedule of Investments

as of January 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.*	6,200	$ 469,712
ITT Corp.	11,400	671,688
L-3 Communications Holdings, Inc.	14,400	1,126,800

		2,268,200

Airlines — 0.2%
United Continental Holdings, Inc.*	12,000	304,800

Auto Components — 0.9%
Autoliv, Inc.	9,200	706,560
Federal-Mogul Corp.*	13,600	320,416
Goodyear Tire & Rubber Co. (The)*	21,600	256,608

		1,283,584

Beverages — 0.8%
Coca-Cola Enterprises, Inc.	19,200	483,072
Constellation Brands, Inc. (Class A Stock)*	37,400	718,828

		1,201,900

Biotechnology — 0.5%
Cephalon, Inc.*(a)	12,500	738,500

Capital Markets — 1.7%
Ameriprise Financial, Inc.	20,800	1,282,320
Federated Investors, Inc. (Class B Stock)	10,800	292,464
Raymond James Financial, Inc.(a)	28,000	1,014,160

		2,588,944

Chemicals — 2.1%
Ashland, Inc.	17,700	1,027,662
Celanese Corp. (Class A Stock)	14,600	605,754
Cytec Industries, Inc.	15,900	867,186
PPG Industries, Inc.	8,100	682,668

		3,183,270

Commercial Banks — 2.4%
Bank of Hawaii Corp.	13,600	637,432
Comerica, Inc.(a)	1,400	53,480
Commerce Bancshares, Inc.	17,745	729,852
Fifth Third Bancorp	30,700	456,509
M&T Bank Corp.	11,800	1,020,346
TCF Financial Corp.	44,800	669,312

		3,566,931

Commercial Services & Supplies — 2.0%
Avery Dennison Corp.	23,400	984,906
Cintas Corp.	27,200	763,232
Pitney Bowes, Inc.(a)	25,200	611,856
RR Donnelley & Sons Co.	39,500	699,940

		3,059,934

Communications Equipment — 0.3%
Harris Corp.	9,700	451,438

Computers & Peripherals — 1.8%
Diebold, Inc.	5,100	156,366
Lexmark International, Inc. (Class A Stock)*	21,700	756,028
NCR Corp.*	24,900	408,360
Seagate Technology PLC (Ireland)*	34,900	488,600
Western Digital Corp.*	24,300	826,686

		2,636,040

Construction & Engineering — 1.2%
Chicago Bridge & Iron Co. NV (Netherlands)*	12,600	414,414
KBR, Inc.	20,400	654,840
URS Corp.*	16,600	737,870

		1,807,124

Consumer Finance — 1.3%
Discover Financial Services	46,700	961,553
SLM Corp.*	73,300	1,056,253

		2,017,806

Containers & Packaging — 1.3%
Ball Corp.	300	21,339
Owens-Illinois, Inc.*	21,800	642,882
Sealed Air Corp.	40,400	1,078,276
Sonoco Products Co.(a)	6,700	238,185

		1,980,682

Diversified Consumer Services — 1.3%
Apollo Group, Inc. (Class A Stock)*	5,900	243,493
H&R Block, Inc.(a)	48,800	610,976
Service Corp. International	59,700	517,599
Weight Watchers International, Inc.	14,300	554,840

		1,926,908

Diversified Financial Services — 0.7%
NASDAQ OMX Group, Inc. (The)*	40,400	988,992

Diversified Telecommunication Services — 2.2%
CenturyLink, Inc.(a)	38,091	1,647,055
Frontier Communications Corp.	91,600	839,972
Windstream Corp.	67,800	868,518

		3,355,545

Electric Utilities — 4.8%
Allegheny Energy, Inc.	22,700	585,206
American Electric Power Co., Inc.	8,000	285,440
Edison International	41,800	1,516,504
FirstEnergy Corp.	33,900	1,326,168
Northeast Utilities	11,000	362,120
NV Energy, Inc.	31,200	448,344
Pepco Holdings, Inc.	22,100	410,397
Pinnacle West Capital Corp.	8,800	358,248
PPL Corp.	46,700	1,204,393
Progress Energy, Inc.	13,900	624,388

		7,121,208

Electrical Equipment — 1.1%
General Cable Corp.*(a)	2,600	96,226
Hubbell, Inc. (Class B Stock)	13,000	796,120
Thomas & Betts Corp.*	16,100	827,379

		1,719,725

Electronic Equipment & Instruments — 0.5%
Jabil Circuit, Inc.	15,500	313,255
Vishay Intertechnology, Inc.*	27,200	448,800

		762,055

Energy Equipment & Services — 4.6%
Atwood Oceanics, Inc.*(a)	15,700	634,594
Diamond Offshore Drilling, Inc.(a)	10,300	738,613
Helmerich & Payne, Inc.	8,900	522,697
McDermott International, Inc. (Panama)*	15,400	320,012
Nabors Industries Ltd. (Bermuda)*	38,000	927,200
Patterson-UTI Energy, Inc.	11,900	277,746
Pride International, Inc.*	7,700	250,250
Rowan Cos., Inc.*	22,000	754,160
SEACOR Holdings, Inc.	7,700	813,813
Superior Energy Services, Inc.*	23,600	828,832
Tidewater, Inc.	12,900	767,421

		6,835,338

Entertainment & Leisure — 0.1%
Penn National Gaming, Inc.*	4,100	146,493

Financial Services — 0.3%
NYSE Euronext, Inc.	14,300	454,883

Food & Staples Retailing — 1.4%
Kroger Co. (The)	20,800	445,120
Safeway, Inc.	54,300	1,123,467
SUPERVALU, Inc.(a)	66,500	484,785

		2,053,372

Food Products — 3.0%
ConAgra Foods, Inc.	47,800	1,067,374
Corn Products International, Inc.	20,900	964,117
Dean Foods Co.*(a)	33,700	342,055
Del Monte Foods Co.	37,000	701,520
Sara Lee Corp.	38,600	655,042

Tyson Foods, Inc. (Class A Stock)(a)	43,600	717,220

		4,447,328

Gas Utilities — 2.4%
Atmos Energy Corp.	23,000	749,800
Energen Corp.	15,500	866,450
ONEOK, Inc.	13,700	806,793
Questar Corp.	32,800	571,704
UGI Corp.	18,500	579,975

		3,574,722

Healthcare Equipment & Supplies — 1.3%
Beckman Coulter, Inc.	6,500	468,065
Cooper Cos., Inc. (The)	7,900	452,986
Kinetic Concepts, Inc.*(a)	17,300	798,049
Teleflex, Inc.(a)	3,900	223,548

		1,942,648

Healthcare Providers & Services — 4.3%
Aetna, Inc.	14,700	484,218
CIGNA Corp.	35,300	1,483,306
Community Health Systems, Inc.*	14,800	519,776
Coventry Health Care, Inc.*	32,600	977,022
Health Net, Inc.*	23,200	661,896
Humana, Inc.*	19,900	1,153,603
LifePoint Hospitals, Inc.*	15,100	531,520
Omnicare, Inc.(a)	23,300	603,936

		6,415,277

Hotels, Restaurants & Leisure — 1.5%
Brinker International, Inc.	23,200	545,896
Darden Restaurants, Inc.	9,600	452,256
Royal Caribbean Cruises Ltd. (Liberia)*(a)	15,500	695,950
Wyndham Worldwide Corp.	18,600	523,218

		2,217,320

Household Durables — 2.9%
Fortune Brands, Inc.	17,100	1,054,728
Garmin Ltd. (Switzerland)(a)	22,100	681,343
Jarden Corp.	18,900	640,710
Mohawk Industries, Inc.*	9,600	533,280
Newell Rubbermaid, Inc.	43,900	845,075
Whirlpool Corp.(a)	6,800	581,400

		4,336,536

Household Products — 0.6%
Energizer Holdings, Inc.*	11,400	829,236

Independent Power Producers & Energy Traders — 1.4%
AES Corp. (The)*	51,800	642,320
Constellation Energy Group, Inc.	16,800	541,800
NRG Energy, Inc.*	46,100	956,575

		2,140,695

Industrial Conglomerates — 0.6%
Textron, Inc.(a)	31,700	833,393

Insurance — 10.1%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	12,700	766,191
American Financial Group, Inc.	28,800	936,864
AON Corp.	11,200	512,288
Arch Capital Group Ltd. (Bermuda)*	10,000	882,500
Aspen Insurance Holdings Ltd. (Bermuda)(a)	20,900	628,045
AXIS Capital Holdings Ltd. (Bermuda)	21,400	761,412
Cincinnati Financial Corp.	28,300	906,732
Endurance Specialty Holdings Ltd. (Bermuda)	14,000	650,860
Everest Re Group Ltd. (Bermuda)	9,100	766,948
Hartford Financial Services Group, Inc. (The)(a)	42,100	1,169,538
HCC Insurance Holdings, Inc.	27,600	835,728
Lincoln National Corp.	35,000	1,009,400
PartnerRe Ltd. (Bermuda)	13,500	1,105,380
Principal Financial Group, Inc.	31,000	1,015,870
Progressive Corp. (The)	29,600	586,376
Protective Life Corp.	21,800	601,026
RenaissanceRe Holdings Ltd. (Bermuda)	10,900	715,258
StanCorp Financial Group, Inc.	15,900	709,299
Unum Group	24,100	601,054

		15,160,769

Internet & Catalog Retail — 0.2%
Expedia, Inc.	11,300	284,308

IT Services — 2.6%
Alliance Data Systems Corp.*	1,500	106,110
Amdocs Ltd.*	22,400	652,736
Broadridge Financial Solutions, Inc.	10,300	235,767
Computer Sciences Corp.	25,800	1,374,882
DST Systems, Inc.	9,800	466,088
SAIC, Inc.*	20,000	331,400
Total System Services, Inc.	40,100	698,141

		3,865,124

Machinery — 2.9%
Crane Co.	15,900	706,119
Eaton Corp.	4,300	464,228
Harsco Corp.	16,700	538,909
Navistar International Corp.*	3,700	239,945
Oshkosh Corp.*	16,200	614,142
SPX Corp.	10,600	830,828
Trinity Industries, Inc.	32,900	917,581

		4,311,752

Media — 2.2%
CBS Corp. (Class B Stock)	52,700	1,045,041
DISH Network Corp. (Class A Stock)*	42,800	903,508
Gannett Co., Inc.	43,600	642,664
McGraw-Hill Cos., Inc. (The)	17,100	666,558

		3,257,771

Multi-Line Retail — 0.6%
Macy’s, Inc.	38,400	888,960

Multi-Utilities — 6.7%
Alliant Energy Corp.	5,500	204,380
Ameren Corp.	38,400	1,089,408
CenterPoint Energy, Inc.	47,100	760,665
CMS Energy Corp.(a)	28,100	547,950
Consolidated Edison, Inc.	12,800	638,848
DTE Energy Co.	24,400	1,128,744
MDU Resources Group, Inc.	28,900	613,547
NiSource, Inc.	52,900	984,998
OGE Energy Corp.	17,000	780,130
SCANA Corp.	10,700	452,289
Sempra Energy	19,500	1,015,365
TECO Energy, Inc.	11,100	204,351
Vectren Corp.	18,000	476,820
Xcel Energy, Inc.	46,200	1,088,934

		9,986,429

Office Electronics — 1.0%
Xerox Corp.	144,300	1,532,466

Oil, Gas & Consumable Fuels — 7.2%
El Paso Corp.	78,200	1,241,816
Frontline Ltd. (Bermuda)(a)	17,200	445,996
Holly Corp.	10,600	520,142
Murphy Oil Corp.	19,500	1,292,850
Noble Energy, Inc.	5,800	528,380
Plains Exploration & Production Co.*	24,700	874,380
Quicksilver Resources, Inc.*	18,000	270,180
Southern Union Co.	30,600	817,632
Spectra Energy Corp.	23,500	616,405
Sunoco, Inc.	20,900	887,205
Talisman Energy, Inc. (Canada)	12,900	295,668
Teekay Corp. (Marshall Island)	14,400	487,584
Tesoro Corp.*	41,400	796,950
Valero Energy Corp.	65,600	1,663,616

		10,738,804

Paper & Forest Products — 1.2%
Domtar Corp. (Canada)	8,600	756,198
International Paper Co.	35,100	1,013,688

		1,769,886

Personal Products — 0.3%
Herbalife Ltd. (Cayman Islands)	6,600	431,178

Pharmaceuticals — 1.4%
Endo Pharmaceuticals Holdings, Inc.*	25,800	857,076
Forest Laboratories, Inc.*	39,300	1,267,818

		2,124,894

Real Estate Investment Trusts — 5.1%
Annaly Capital Management, Inc.(a)	73,800	1,315,854
Brandywine Realty Trust	21,900	254,040
Duke Realty Corp.	56,100	768,570
Hospitality Properties Trust	35,500	882,885
Host Hotels & Resorts, Inc.	81,649	1,511,323
Mack-Cali Realty Corp.	13,300	465,766
ProLogis	79,100	1,180,172
SL Green Realty Corp.	16,300	1,185,988

		7,564,598

Real Estate Management & Development — 0.8%
Forest City Enterprises, Inc. (Class A Stock)*(a)	49,300	833,663
Jones Lang LaSalle, Inc.	5,000	443,200

		1,276,863

Road & Rail — 0.4%
Ryder System, Inc.	12,700	610,616

Semiconductors — 0.4%
Micron Technology, Inc.*(a)	56,000	590,240

Specialty Retail — 1.0%
GameStop Corp. (Class A Stock)*(a)	32,200	678,454
RadioShack Corp.	16,200	245,430
Signet Jewelers Ltd. (Bermuda)*	13,800	586,224

		1,510,108

Thrifts & Mortgage Finance — 0.9%
Hudson City Bancorp, Inc.	65,400	718,092
New York Community Bancorp, Inc.	34,000	622,880

		1,340,972

Tobacco — 0.3%
Lorillard, Inc.	5,800	436,392

Wireless Telecommunication Services — 0.9%
MetroPCS Communications, Inc.*	33,900	438,327
NII Holdings, Inc.*	19,000	797,620
Telephone & Data Systems, Inc.	2,600	92,950

		1,328,897

TOTAL LONG-TERM INVESTMENTS (cost $123,792,905)		148,201,854

SHORT-TERM INVESTMENT — 12.6%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $18,827,774; includes $17,289,512 of cash collateral for securities on loan)(b)(c)	18,827,774	18,827,774

TOTAL INVESTMENTS — 111.8% (cost $142,620,679)(d)		167,029,628
Liabilities in excess of other assets — (11.8)%		(17,584,550)

NET ASSETS — 100.0%		$149,445,078

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,794,866; cash collateral of $17,289,512 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	The United States federal income tax basis of the Schedule of Investments was $142,977,127; accordingly, net unrealized appreciation on investments for federal income tax purposes was $24,052,501 (gross unrealized appreciation $29,259,286; gross unrealized depreciation $5,206,785). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$148,201,854	$—	$—
Affiliated Money Market Mutual Fund	18,827,774	—	—

Total	$167,029,628	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds may hold up to 15% of their respective net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 21, 2011

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2011

*	Print the name and title of each signing officer under his or her signature.